UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-08416

Touchstone Variable Series Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

June 30, 2016
(Unaudited)

Semi-Annual Report

Touchstone Variable Series Trust

Touchstone Active Bond Fund

Touchstone Focused Fund

Touchstone Large Cap Core Equity Fund

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Moderate ETF Fund

This report identifies the Funds' investments on June 30, 2016. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

June 30, 2016

The illustrations below provide each Fund’s credit quality or sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Active Bond Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	45.1%
AA/Aa	2.2
A	5.8
BBB/Baa	24.6
BB/Ba	12.6
B	4.6
CCC	1.2
Not Rated	1.3
Other Assets/Liabilities (Net)	2.6
Total	100.0%

Touchstone Focused Fund
Sector Allocation**	(% of Net Assets)
Information Technology	21.7%
Financials	15.6
Health Care	15.3
Consumer Discretionary	13.4
Industrials	11.6
Consumer Staples	10.1
Energy	7.6
Telecommunication Services	2.8
Materials	2.3
Investment Funds	2.4
Other Assets/Liabilities (Net)	(2.8)
Total	100.0%

Touchstone Large Cap Core Equity Fund
Sector Allocation**	(% of Net Assets)
Financials	24.0%
Consumer Discretionary	20.8
Industrials	15.3
Information Technology	11.2
Consumer Staples	10.2
Health Care	7.5
Materials	5.4
Energy	2.6
Telecommunication Services	2.2
Investment Funds	4.9
Other Assets/Liabilities (Net)	(4.1)
Total	100.0%

Touchstone Aggressive ETF Fund
Sector Allocation	(% of Net Assets)
Exchange Traded Funds	97.3%
Investment Funds	6.0
Other Assets/Liabilities (Net)	(3.3)
Total	100.0%

Touchstone Conservative ETF Fund
Sector Allocation	(% of Net Assets)
Exchange Traded Funds	97.3%
Investment Funds	11.8
Other Assets/Liabilities (Net)	(9.1)
Total	100.0%

Touchstone Moderate ETF Fund
Sector Allocation	(% of Net Assets)
Exchange Traded Funds	97.4%
Investment Funds	8.4
Other Assets/Liabilities (Net)	(5.8)
Total	100.0%

*	Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

**	Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

3

Portfolio of Investments

Touchstone Active Bond Fund – June 30, 2016 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 47.9%

	Financials — 13.2%
$22,000	Aircastle Ltd. (Bermuda),
	5.500%, 2/15/22	$22,880
118,000	Allstate Corp. (The), 6.500%, 5/15/57(A)	127,440
134,000	Ally Financial, Inc., 8.000%, 11/1/31	157,115
300,000	Bank of America Corp.,
	6.100%, 12/29/49(A)(B)	304,500
245,000	Bank of America Corp. MTN,
	4.000%, 1/22/25	249,731
170,000	Bank of Nova Scotia (The) (Canada),
	4.500%, 12/16/25	176,624
200,000	Barclays PLC (United Kingdom),
	3.250%, 1/12/21	199,299
155,000	Boston Properties LP, REIT,
	3.850%, 2/1/23	165,872
265,000	Capital One NA/Mclean VA,
	1.650%, 2/5/18	265,223
164,000	Chubb INA Holdings, Inc.,
	4.350%, 11/3/45	188,669
98,000	CIT Group, Inc., 5.000%, 8/15/22	99,715
125,000	Citigroup, Inc., 3.300%, 4/27/25	128,038
86,000	Citigroup, Inc., 6.125%, 12/29/49(A)(B)†	87,290
300,000	Citigroup, Inc., 6.250%, 12/29/49(A)(B)	308,250
17,000	Credit Acceptance Corp.,
	6.125%, 2/15/21	16,192
27,000	Credit Acceptance Corp.,
	7.375%, 3/15/23	25,920
250,000	Credit Suisse Group Funding Guernsey Ltd. (Guernsey),
	2.750%, 3/26/20	246,826
57,000	Crown Castle International Corp., REIT,
	5.250%, 1/15/23	63,957
58,000	CTR Partnership LP / CareTrust Capital Corp. REIT, 5.875%, 6/1/21	58,000
32,000	Equinix, Inc. REIT, 4.875%, 4/1/20	33,200
25,000	Equinix, Inc. REIT, 5.375%, 4/1/23	25,812
26,000	ESH Hospitality, Inc., REIT, 144a,
	5.250%, 5/1/25	25,318
175,000	Fifth Third Bancorp, 2.875%, 7/27/20	182,378
79,000	First Cash Financial Services, Inc.,
	6.750%, 4/1/21	79,790
135,000	Ford Motor Credit Co. LLC,
	2.375%, 1/16/18	136,660
130,000	General Electric Co. MTN,
	4.650%, 10/17/21	148,872
223,000	General Motors Financial Co., Inc.,
	3.200%, 7/13/20	225,915
42,000	General Motors Financial Co., Inc.,
	4.200%, 3/1/21	43,938
7,000	General Motors Financial Co., Inc.,
	4.250%, 5/15/23	7,197
50,000	GEO Group, Inc. (The), 5.125%, 4/1/23	48,750
115,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	129,775
86,000	Goldman Sachs Group, Inc. (The),
	5.375%, 12/29/49(A)(B)	85,047
300,000	Goldman Sachs Group, Inc. (The),
	5.700%, 12/29/49(A)(B)	299,408
250,000	Huntington National Bank (The),
	2.200%, 11/6/18	253,060
105,000	International Lease Finance Corp.,
	5.875%, 8/15/22	113,662
145,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	151,587
300,000	JPMorgan Chase & Co.,
	5.150%, 12/29/49(A)(B)	291,780
48,000	JPMorgan Chase & Co.,
	5.300%, 12/29/49(A)(B)	47,820
60,000	MetLife, Inc., 5.250%, 12/29/49(A)(B)	59,550
80,000	Morgan Stanley, 3.950%, 4/23/27	80,904
300,000	Morgan Stanley, 5.450%, 7/29/49(A)(B)	288,000
49,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 6.375%, 2/15/22	50,838
24,000	Navient Corp., 5.000%, 10/26/20	22,500
19,000	Navient Corp., 5.875%, 10/25/24	16,245
79,000	Navient Corp. MTN, 6.125%, 3/25/24	69,323
180,000	Omega Healthcare Investors, Inc. REIT,
	4.950%, 4/1/24	187,266
160,000	PNC Bank NA, 2.700%, 11/1/22	161,708
165,000	Prudential Financial, Inc.,
	5.625%, 6/15/43(A)	172,065
43,000	Quicken Loans, Inc., 144a,
	5.750%, 5/1/25	41,495
130,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	176,599
71,000	VEREIT Operating Partnership LP REIT,
	4.600%, 2/6/24	71,532
175,000	Vornado Realty LP REIT,
	5.000%, 1/15/22	190,690
275,000	Wells Fargo & Co.,
	5.900%, 12/29/49(A)(B)	282,906
180,000	Welltower Inc. REIT, 6.125%, 4/15/20	205,047
		7,298,178

	Consumer Discretionary — 8.8%
42,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.625%, 1/15/22	42,315
64,000	Albea Beauty Holdings SA (Luxembourg), 144a,
	8.375%, 11/1/19	67,200
13,000	AMC Networks, Inc., 4.750%, 12/15/22	12,902
9,000	American Builders & Contractors Supply Co., Inc., 144a,
	5.750%, 12/15/23	9,315
146,000	Anheuser-Busch InBev Finance, Inc.,
	4.900%, 2/1/46	171,089
230,000	AutoNation, Inc., 5.500%, 2/1/20	251,172
36,000	Belo Corp., 7.250%, 9/15/27	36,720
28,000	Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. (Canada), 144a, 6.125%, 7/1/22	26,460
21,000	Cable One, Inc., 144a, 5.750%, 6/15/22	21,525

4

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 47.9% (Continued)

	Consumer Discretionary — (Continued)
$104,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	$93,184
28,000	CalAtlantic Group, Inc.,
	5.375%, 10/1/22	28,490
5,000	Cardtronics, Inc., 5.125%, 8/1/22	4,950
215,000	CBS Corp., 4.900%, 8/15/44	218,035
69,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.375%, 5/1/25	70,035
142,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.750%, 2/15/26	146,260
46,000	Cequel Communications Holdings I LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	46,773
124,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 144a,
	6.484%, 10/23/45	148,059
24,000	Churchill Downs, Inc., 144a,
	5.375%, 12/15/21	24,510
52,000	Cogeco Communications, Inc. (Canada), 144a, 4.875%, 5/1/20
		53,040
44,000	CSC Holdings LLC, 8.625%, 2/15/19	48,537
210,000	Delphi Automotive PLC (Jersey),
	3.150%, 11/19/20	216,006
86,000	DISH DBS Corp., 5.875%, 7/15/22	83,635
35,000	DISH DBS Corp., 7.875%, 9/1/19	38,588
182,000	Dollar General Corp., 3.250%, 4/15/23	188,947
32,000	DR Horton, Inc., 4.375%, 9/15/22	32,960
5,000	DR Horton, Inc., 4.750%, 2/15/23	5,181
80,000	Ford Motor Co., 4.750%, 1/15/43	84,679
205,000	Forest Laboratories, Inc., 144a,
	5.000%, 12/15/21	229,422
51,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	60,308
41,000	Hanesbrands, Inc., 144a,
	4.625%, 5/15/24	41,102
150,000	Home Depot, Inc., 5.950%, 4/1/41	206,987
34,000	International Game Technology PLC (United Kingdom), 144a,
	5.625%, 2/15/20	35,828
18,000	International Game Technology PLC (United Kingdom), 144a,
	6.250%, 2/15/22	18,292
24,000	L Brands, Inc., 5.625%, 2/15/22	25,824
17,000	Lennar Corp., 4.875%, 12/15/23	17,042
4,000	LIN Television Corp., 5.875%, 11/15/22	4,020
19,000	LKQ Corp., 4.750%, 5/15/23	18,668
40,000	M/I Homes, Inc., 144a, 6.750%, 1/15/21	39,800
24,000	Men's Wearhouse, Inc. (The),
	7.000%, 7/1/22	20,160
25,000	Meritage Homes Corp.,
	7.150%, 4/15/20	26,812
121,000	MGM Resorts International,
	5.250%, 3/31/20	127,050
52,000	NCL Corp. Ltd. (Bermuda), 144a,
	4.625%, 11/15/20	51,902
19,000	NCL Corp. Ltd. (Bermuda), 144a,
	5.250%, 11/15/19	19,190
18,000	Netflix, Inc., 5.500%, 2/15/22	18,765
8,000	Netflix, Inc., 5.750%, 3/1/24	8,340
26,000	Netflix, Inc., 5.875%, 2/15/25	27,268
154,000	Newell Brands, Inc., 2.875%, 12/1/19	158,264
22,000	Newell Brands, Inc., 4.000%, 12/1/24	22,990
103,000	Newell Brands, Inc., 4.200%, 4/1/26	111,657
26,000	Newell Brands, Inc., 144a,
	5.000%, 11/15/23	27,301
44,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	44,440
30,000	Penske Automotive Group, Inc.,
	5.375%, 12/1/24	28,950
41,000	PulteGroup, Inc., 5.500%, 3/1/26	42,025
43,000	Quad/Graphics, Inc., 7.000%, 5/1/22	37,948
57,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	57,855
41,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	42,230
57,000	Royal Caribbean Cruises Ltd. (Liberia),
	5.250%, 11/15/22	59,992
20,000	Sabre GLBL, Inc., 144a,
	5.250%, 11/15/23	20,350
55,000	Sabre GLBL, Inc., 144a,
	5.375%, 4/15/23	56,238
240,000	Scripps Networks Interactive, Inc.,
	2.750%, 11/15/19	245,006
15,000	Service Corp. International/US,
	8.000%, 11/15/21	17,550
38,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	39,140
12,000	Sirius XM Radio, Inc., 144a,
	5.375%, 4/15/25	11,948
77,000	Sirius XM Radio, Inc., 144a,
	5.375%, 7/15/26	76,422
21,000	Sirius XM Radio, Inc., 144a,
	5.750%, 8/1/21	21,814
11,000	Sirius XM Radio, Inc., 144a,
	6.000%, 7/15/24	11,371
34,000	Sonic Automotive, Inc.,
	7.000%, 7/15/22	35,870
55,000	Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 144a,
	5.250%, 4/15/21	54,862
32,000	TEGNA, Inc., 144a, 4.875%, 9/15/21	32,800
21,000	Tenneco, Inc., 5.000%, 7/15/26	21,302
40,000	Time Warner Cable, Inc.,
	4.500%, 9/15/42	37,258
30,000	Toll Brothers Finance Corp.,
	4.875%, 11/15/25	29,700
34,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	36,584
25,000	TRI Pointe Group, Inc., 4.875%, 7/1/21	24,938
75,000	Univision Communications, Inc., 144a,
	6.750%, 9/15/22	79,125

5

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 47.9% (Continued)

	Consumer Discretionary — (Continued)
$23,000	Vista Outdoor, Inc., 144a,
	5.875%, 10/1/23	$23,920
115,000	Walgreens Boots Alliance, Inc.,
	4.650%, 6/1/46	122,650
11,000	ZF North America Capital, Inc., 144a,
	4.500%, 4/29/22	11,151
44,000	ZF North America Capital, Inc., 144a,
	4.750%, 4/29/25	44,577
		4,855,575

	Energy — 5.4%
40,000	Antero Resources Corp.,
	5.375%, 11/1/21	39,100
53,000	Archrock Partners LP / Archrock Partners Finance Corp.,
	6.000%, 4/1/21	47,435
276,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	253,043
92,000	Buckeye Partners LP, 4.150%, 7/1/23	92,588
150,000	Cenovus Energy, Inc. (Canada),
	6.750%, 11/15/39	157,521
7,000	Continental Resources, Inc.,
	4.500%, 4/15/23	6,528
75,000	Continental Resources, Inc.,
	5.000%, 9/15/22	73,312
37,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	36,260
104,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	81,900
132,000	FTS International, Inc., 6.250%, 5/1/22	51,480
22,000	FTS International, Inc., 144a,
	8.153%, 6/15/20(A)	18,482
71,000	Genesis Energy LP / Genesis Energy Finance Corp., 5.750%, 2/15/21	67,095
45,000	Gibson Energy, Inc. (Canada), 144a,
	6.750%, 7/15/21	44,775
122,000	Hess Corp., 5.600%, 2/15/41	123,019
24,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.000%, 12/1/24	22,378
158,000	Kinder Morgan Energy Partners LP,
	3.500%, 9/1/23	154,345
205,000	Marathon Oil Corp., 2.800%, 11/1/22	185,920
170,000	Midcontinent Express Pipeline LLC, 144a, 6.700%, 9/15/19	162,350
20,000	MPLX LP, 144a, 4.875%, 12/1/24	19,483
13,000	MPLX LP, 144a, 4.875%, 6/1/25	12,705
44,000	Nabors Industries, Inc.,
	4.625%, 9/15/21	40,376
16,000	Nabors Industries, Inc.,
	5.000%, 9/15/20	15,055
46,000	Newfield Exploration Co.,
	5.625%, 7/1/24	46,000
25,000	NuStar Logistics LP, 4.800%, 9/1/20	24,250
16,000	NuStar Logistics LP, 6.750%, 2/1/21	16,160
135,000	Petroleos Mexicanos (Mexico), 144a,
	4.500%, 1/23/26	129,924
57,000	Precision Drilling Corp. (Canada),
	5.250%, 11/15/24	45,600
33,000	QEP Resources, Inc., 6.800%, 3/1/20	33,248
99,000	Range Resources Corp.,
	5.000%, 8/15/22	93,308
20,000	Range Resources Corp.,
	5.750%, 6/1/21	19,550
17,000	Rose Rock Midstream LP / Rose Rock Finance Corp., 5.625%, 7/15/22	14,960
57,000	Rose Rock Midstream LP / Rose Rock Finance Corp., 5.625%, 11/15/23	49,590
21,000	Sabine Pass Liquefaction LLC,
	5.625%, 2/1/21	21,210
41,000	Sabine Pass Liquefaction LLC,
	5.625%, 3/1/25	40,846
42,000	SemGroup Corp., 7.500%, 6/15/21	40,530
46,000	SESI LLC, 6.375%, 5/1/19	44,275
210,000	Shell International Finance BV (Netherlands), 1.875%, 5/10/21	211,113
86,000	Southwestern Energy Co.,
	4.050%, 1/23/20	84,495
17,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp.,
	7.500%, 7/1/21	16,320
90,000	Sunoco Logistics Partners Operations LP, 5.950%, 12/1/25	101,057
21,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.875%, 10/1/20	21,578
49,000	Tullow Oil PLC (United Kingdom), 144a, 6.000%, 11/1/20	39,568
79,000	Unit Corp., 6.625%, 5/15/21	61,028
25,000	Weatherford International Ltd (Bermuda), 6.500%, 8/1/36	17,938
112,000	Williams Partners LP, 3.350%, 8/15/22	102,268
		2,979,966

	Information Technology — 4.4%
148,000	Apple, Inc., 4.650%, 2/23/46	167,177
28,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	28,196
7,000	CDW LLC / CDW Finance Corp.,
	6.000%, 8/15/22	7,315
205,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 144a,
	4.420%, 6/15/21	211,001
40,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 144a,
	5.450%, 6/15/23	41,503
16,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 144a,
	5.875%, 6/15/21	16,316
30,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 144a,
	7.125%, 6/15/24	31,333
68,000	Diebold, Inc., 144a, 8.500%, 4/15/24	67,490
184,000	eBay, Inc., 2.500%, 3/9/18	187,358
206,000	Electronic Arts, Inc., 3.700%, 3/1/21	215,992

6

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 47.9% (Continued)

	Information Technology — (Continued)
$40,000	Electronic Arts, Inc., 4.800%, 3/1/26	$43,272
230,000	Fidelity National Information Services, Inc., 3.625%, 10/15/20	243,138
37,000	First Data Corp., 144a, 5.000%, 1/15/24	37,092
38,000	First Data Corp., 144a, 5.375%, 8/15/23	38,589
212,000	Hewlett Packard Enterprise Co., 144a,
	2.450%, 10/5/17	214,748
185,000	Lam Research Corp., 3.450%, 6/15/23	191,064
5,000	Match Group, Inc., 144a,
	6.375%, 6/1/24	5,200
18,000	Match Group, Inc., 144a,
	6.750%, 12/15/22	18,720
68,000	Micron Technology, Inc., 144a,
	7.500%, 9/15/23	72,250
85,000	Microsoft Corp., 3.500%, 2/12/35	87,947
42,000	NCR Corp., 4.625%, 2/15/21	41,580
55,000	NXP BV / NXP Funding LLC (Netherlands), 144a,
	4.125%, 6/15/20	55,688
170,000	Oracle Corp., 2.650%, 7/15/26	170,427
200,000	QUALCOMM, Inc., 3.450%, 5/20/25	212,544
37,000	Western Digital Corp., 144a,
	7.375%, 4/1/23	39,405
12,000	Western Digital Corp., 144a,
	10.500%, 4/1/24	12,840
		2,458,185

	Health Care — 3.9%
174,000	AbbVie, Inc., 4.450%, 5/14/46	176,443
55,000	Acadia Healthcare Co., Inc.,
	5.125%, 7/1/22	53,350
11,000	Acadia Healthcare Co., Inc.,
	5.625%, 2/15/23	10,780
23,000	Acadia Healthcare Co., Inc., 144a,
	6.500%, 3/1/24	23,345
90,000	Actavis Funding SCS (Luxembourg),
	3.800%, 3/15/25	93,765
185,000	Catholic Health Initiatives,
	4.200%, 8/1/23	201,471
34,000	Centene Escrow Corp., 144a,
	5.625%, 2/15/21	35,445
62,000	CHS / Community Health Systems, Inc., 7.125%, 7/15/20	57,480
160,000	Express Scripts Holding Co.,
	3.300%, 2/25/21	167,778
36,000	Grifols Worldwide Operations Ltd. (Ireland), 5.250%, 4/1/22	36,630
29,000	HCA, Inc., 5.375%, 2/1/25	29,725
28,000	HCA, Inc., 5.875%, 2/15/26	29,050
86,000	HCA, Inc., 6.500%, 2/15/20	95,138
14,000	Kindred Healthcare, Inc.,
	8.000%, 1/15/20	13,930
16,000	Kindred Healthcare, Inc.,
	8.750%, 1/15/23	15,790
34,000	LifePoint Health, Inc., 144a,
	5.375%, 5/1/24	34,085
41,000	LifePoint Hospitals, Inc.,
	5.500%, 12/1/21	42,742
160,000	Mylan N.V. (Netherlands), 144a,
	3.000%, 12/15/18	163,808
142,000	Ochsner Clinic Foundation,
	5.897%, 5/15/45	179,382
200,000	Perrigo Finance Unlimited Co. (Ireland), 3.500%, 3/15/21	206,944
66,000	Quintiles Transnational Corp., 144a,
	4.875%, 5/15/23	66,990
45,000	Select Medical Corp., 6.375%, 6/1/21	43,200
10,000	Teleflex, Inc., 4.875%, 6/1/26	10,100
28,000	Tenet Healthcare Corp.,
	4.500%, 4/1/21	28,210
38,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	38,923
55,000	Tenet Healthcare Corp.,
	6.000%, 10/1/20	58,025
30,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	27,562
39,000	Valeant Pharmaceuticals International, 144a, 6.375%, 10/15/20	33,540
40,000	Valeant Pharmaceuticals International, 144a, 6.750%, 8/15/21	34,100
29,000	Valeant Pharmaceuticals International (Canada), 144a, 6.750%, 8/15/18	28,058
153,000	Valeant Pharmaceuticals International, Inc. (Canada), 144a, 5.500%, 3/1/23	122,878
20,000	Valeant Pharmaceuticals International, Inc. (Canada), 144a, 6.125%, 4/15/25	16,050
		2,174,717

	Telecommunication Services — 3.8%
96,000	Altice Financing SA (Luxembourg), 144a, 6.625%, 2/15/23	94,260
29,000	AMC Networks, Inc., 5.000%, 4/1/24	28,706
105,000	AT&T, Inc., 3.900%, 3/11/24	111,143
40,000	AT&T, Inc., 4.350%, 6/15/45	38,759
125,000	AT&T, Inc., 4.500%, 5/15/35	127,874
50,000	CenturyLink, Inc., 5.800%, 3/15/22	48,547
20,000	CenturyLink, Inc., 6.450%, 6/15/21	20,325
27,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	28,159
52,000	CommScope, Inc., 144a,
	5.000%, 6/15/21	53,118
20,000	Discovery Communications LLC,
	3.250%, 4/1/23	19,693
18,000	Discovery Communications LLC,
	3.300%, 5/15/22	18,188
225,000	Discovery Communications LLC,
	3.450%, 3/15/25	220,138
40,000	Discovery Communications LLC,
	4.900%, 3/11/26	42,419
13,000	Frontier Communications Corp.,
	6.875%, 1/15/25	10,912
56,000	Frontier Communications Corp.,
	8.500%, 4/15/20	59,430

7

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 47.9% (Continued)

	Telecommunication Services — (Continued)
$82,000	Frontier Communications Corp., 144a,
	10.500%, 9/15/22	$86,766
36,000	Intelsat Jackson Holdings SA (Luxembourg), 5.500%, 8/1/23	22,860
19,000	Intelsat Jackson Holdings SA (Luxembourg), 7.250%, 4/1/19	13,870
67,000	Intelsat Jackson Holdings SA (Luxembourg), 7.250%, 10/15/20	47,738
47,000	MDC Partners, Inc. (Canada), 144a,
	6.500%, 5/1/24	46,648
28,000	Neptune Finco Corp., 144a,
	10.125%, 1/15/23	31,360
170,000	Qwest Corp., 6.750%, 12/1/21	183,923
60,000	Sprint Communications, Inc.,
	6.000%, 11/15/22	47,214
5,000	Sprint Communications, Inc., 144a,
	7.000%, 3/1/20	5,235
70,000	Sprint Communications, Inc., 144a,
	9.000%, 11/15/18	74,550
10,000	Telecom Italia Capital SA (Luxembourg), 7.175%, 6/18/19	11,275
57,000	T-Mobile USA, Inc., 6.000%, 3/1/23	58,995
67,000	T-Mobile USA, Inc., 6.000%, 4/15/24	69,345
21,000	T-Mobile USA, Inc., 6.125%, 1/15/22	22,024
15,000	T-Mobile USA, Inc., 6.250%, 4/1/21	15,647
16,000	UPCB Finance IV Ltd. (Cayman Islands), 144a, 5.375%, 1/15/25	15,840
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	343,416
64,000	ViaSat, Inc., 6.875%, 6/15/20	66,080
		2,084,457

	Industrials — 3.7%
31,000	ADT Corp. (The), 3.500%, 7/15/22	28,404
7,000	ADT Corp. (The), 6.250%, 10/15/21	7,438
57,000	AECOM Global II LLC / URS Fox US LP,
	5.000%, 4/1/22	54,221
200,000	Air Lease Corp., 5.625%, 4/1/17	204,250
4,000	Allegion PLC (Ireland),
	5.875%, 9/15/23	4,240
36,000	Allegion US Holding Co., Inc.,
	5.750%, 10/1/21	37,620
44,253	American Airlines 2013-2 Class B Pass Through Trust, 144a,
	5.600%, 7/15/20	45,581
58,000	Amsted Industries, Inc., 144a,
	5.000%, 3/15/22	58,000
17,000	Amsted Industries, Inc., 144a,
	5.375%, 9/15/24	16,660
33,000	Anixter, Inc., 5.125%, 10/1/21	33,495
34,000	Anixter, Inc., 144a, 5.500%, 3/1/23	34,595
88,000	Aviation Capital Group Corp., 144a,
	2.875%, 9/17/18	87,120
265,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	339,918
24,000	Case New Holland Industrial, Inc.,
	7.875%, 12/1/17	25,800
30,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	27,900
175,000	FedEx Corp., 5.100%, 1/15/44	203,909
240,000	Fortive Corp., 144a, 2.350%, 6/15/21	243,520
7,000	Huntington Ingalls Industries, Inc., 144a, 5.000%, 11/15/25	7,402
24,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	24,960
11,000	Joy Global, Inc., 5.125%, 10/15/21†	10,285
15,000	KLX, Inc., 144a, 5.875%, 12/1/22	14,700
36,000	Masco Corp., 5.950%, 3/15/22	40,253
34,000	Nielsen Co. Luxembourg SARL (The) (Luxembourg), 144a,
	5.500%, 10/1/21	35,105
13,000	Orbital ATK, Inc., 5.250%, 10/1/21	13,569
14,000	Orbital ATK, Inc., 144a,
	5.500%, 10/1/23	14,595
206,000	Roper Technologies, Inc.,
	3.000%, 12/15/20	212,977
139,000	SBA Tower Trust, 144a,
	2.898%, 10/15/19	140,930
4,000	Standard Industries, Inc., 144a,
	5.375%, 11/15/24	4,070
15,215	United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 9/3/22	15,253
14,000	United Rentals North America, Inc.,
	4.625%, 7/15/23	14,122
26,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	27,755
27,200	US Airways 2013-1 Class B Pass Through Trust, 5.375%, 11/15/21	27,914
		2,056,561

	Consumer Staples — 2.1%
36,000	B&G Foods, Inc., 4.625%, 6/1/21	36,000
28,000	Constellation Brands, Inc.,
	4.750%, 12/1/25	29,505
39,000	Cott Beverages, Inc., 5.375%, 7/1/22	39,000
3,000	Cott Beverages, Inc., 6.750%, 1/1/20	3,128
24,000	Dollar Tree, Inc., 144a, 5.750%, 3/1/23	25,500
27,000	Harland Clarke Holdings Corp., 144a,
	9.750%, 8/1/18	27,405
200,000	Imperial Brands Finance PLC, 144a,
	3.500%, 2/11/23	206,418
14,000	JBS USA LLC / JBS USA Finance, Inc., 144a, 5.750%, 6/15/25	13,160
41,000	JBS USA LLC / JBS USA Finance, Inc., 144a, 5.875%, 7/15/24	39,719
41,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144a,
	5.000%, 6/1/24	41,718
5,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144a,
	5.250%, 6/1/26	5,125
155,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	211,652

8

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 47.9% (Continued)

	Consumer Staples — (Continued)
$205,000	Mead Johnson Nutrition Co.,
	3.000%, 11/15/20	$214,159
87,000	Post Holdings, Inc., 7.375%, 2/15/22	91,459
10,000	Post Holdings, Inc., 144a,
	7.750%, 3/15/24	10,988
170,000	Sysco Corp., 2.500%, 7/15/21	173,717
18,000	TreeHouse Foods, Inc., 144a,
	6.000%, 2/15/24	19,080
9,000	US Foods, Inc., 144a, 5.875%, 6/15/24	9,225
		1,196,958

	Materials — 1.5%
37,000	A Schulman, Inc., 144a, 6.875%, 6/1/23	36,944
24,000	Alcoa, Inc., 5.125%, 10/1/24†	23,940
60,000	ArcelorMittal (Luxembourg),
	6.250%, 8/5/20	63,000
33,000	Cascades, Inc. (Canada), 144a,
	5.750%, 7/15/23	31,762
35,000	Chemtura Corp., 5.750%, 7/15/21	35,350
39,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a,
	9.250%, 6/15/23	39,682
35,000	Domtar Corp., 10.750%, 6/1/17	37,315
9,000	FMG Resources August 2006 Pty Ltd. (Australia), 144a, 9.750%, 3/1/22	9,934
117,000	Glencore Funding LLC, 144a,
	2.500%, 1/15/19	112,466
20,000	Huntsman International LLC,
	4.875%, 11/15/20	20,100
165,000	International Paper Co.,
	5.150%, 5/15/46	177,997
57,000	Lundin Mining Corp. (Canada), 144a,
	7.500%, 11/1/20	58,140
22,000	NOVA Chemicals Corp. (Canada), 144a,
	5.250%, 8/1/23	22,110
104,000	Southern Copper Corp.,
	5.875%, 4/23/45	97,976
50,000	Steel Dynamics, Inc., 5.250%, 4/15/23	51,000
		817,716

	Utilities — 1.1%
3,000	AES Corp., 8.000%, 6/1/20	3,495
37,000	Calpine Corp., 144a, 7.875%, 1/15/23	39,035
84,000	DPL, Inc., 7.250%, 10/15/21	80,640
32,000	Dynegy, Inc., 5.875%, 6/1/23	28,160
18,000	GenOn Energy, Inc., 9.500%, 10/15/18	14,310
48,000	InterGen NV (Netherlands), 144a,
	7.000%, 6/30/23	33,960
162,000	ITC Holdings Corp., 3.250%, 6/30/26	162,123
101,000	NRG Energy, Inc., 7.875%, 5/15/21	104,535
124,000	PacifiCorp, 5.750%, 4/1/37	162,177
		628,435
	Total Corporate Bonds	$26,550,748

	U.S. Treasury Obligations — 28.1%
240,000	U.S. Treasury Bond, 2.500%, 2/15/46	249,909
64,000	U.S. Treasury Bond, 3.000%, 5/15/45	73,562
282,000	U.S. Treasury Bond, 3.000%, 11/15/45	324,256
370,000	U.S. Treasury Inflation Indexed Bonds,
	0.375%, 7/15/25	384,326
2,630,000	U.S. Treasury Inflation Indexed Bonds,
	0.625%, 1/15/26	2,788,256
1,115,000	U.S. Treasury Inflation Indexed Bonds,
	1.000%, 2/15/46	1,215,315
4,145,000	U.S. Treasury Note, 0.625%, 6/30/18	4,146,944
2,565,000	U.S. Treasury Note, 0.750%, 1/31/18	2,571,913
1,155,000	U.S. Treasury Note, 0.875%, 5/31/18	1,161,272
46,000	U.S. Treasury Note, 1.125%, 2/28/21	46,323
1,500,000	U.S. Treasury Note, 1.250%, 3/31/21	1,517,462
1,050,000	U.S. Treasury Note, 1.625%, 2/15/26	1,061,812
	Total U.S. Treasury Obligations	$15,541,350

	U.S. Government Mortgage-Backed Obligations — 13.2%
35,911	FHLMC, Pool #A56988, 5.500%, 2/1/37	40,153
177,525	FHLMC, Pool #A95946, 4.000%, 1/1/41	190,857
166,028	FHLMC, Pool #A96485, 4.500%, 1/1/41	181,691
69,143	FHLMC, Pool #G03217, 5.500%, 9/1/37	77,530
27,729	FHLMC, Pool #G03781, 6.000%, 1/1/38	31,652
67,300	FHLMC, Pool #G06031, 5.500%, 3/1/40	75,562
111,840	FHLMC, Pool #J27931, 3.500%, 4/1/29	119,243
8,664	FNMA, Pool #254759, 4.500%, 6/1/18	8,889
9,657	FNMA, Pool #535290, 8.000%, 5/1/30	11,807
8,374	FNMA, Pool #561741, 7.500%, 1/1/31	9,844
17,456	FNMA, Pool #889734, 5.500%, 6/1/37	19,651
66,452	FNMA, Pool #899079, 5.000%, 3/1/37	73,749
25,542	FNMA, Pool #933806, 5.000%, 5/1/38	28,340
13,941	FNMA, Pool #974401, 4.500%, 4/1/23	14,973
18,971	FNMA, Pool #974403, 4.500%, 4/1/23	20,413
32,508	FNMA, Pool #984256, 5.000%, 6/1/23	34,817
22,789	FNMA, Pool #995220, 6.000%, 11/1/23	24,891
23,587	FNMA, Pool #995472, 5.000%, 11/1/23	25,323
109,977	FNMA, Pool #AB1149, 5.000%, 6/1/40	122,448
92,476	FNMA, Pool #AB1800, 4.000%, 11/1/40	100,893
159,259	FNMA, Pool #AD3795, 4.500%, 4/1/40	174,517
248,971	FNMA, Pool #AD9150, 5.000%, 8/1/40	278,424
365,487	FNMA, Pool #AE0548, 4.500%, 11/1/40	400,661
36,366	FNMA, Pool #AE0831, 6.000%, 9/1/39	41,591
250,491	FNMA, Pool #AE4429, 4.000%, 10/1/40	269,706
22,902	FNMA, Pool #AH2666, 4.000%, 1/1/26	24,449
44,844	FNMA, Pool #AH3493, 4.000%, 2/1/26	47,817
118,310	FNMA, Pool #AI0805, 4.500%, 7/1/41	129,724
465,672	FNMA, Pool #AJ5457, 4.000%, 11/1/41	505,268
425,644	FNMA, Pool #AL0054, 4.500%, 2/1/41	466,506
85,325	FNMA, Pool #AL2663, 4.000%, 1/1/26	90,963
386,970	FNMA, Pool #AL3318, 3.500%, 3/1/43	414,366
463,558	FNMA, Pool #AS4442, 3.000%, 2/1/35	487,386
416,299	FNMA, Pool #MA1175, 3.000%, 9/1/42	432,964
282,129	FNMA, Pool #MA1543, 3.500%, 8/1/33	300,190
269,556	FNMA, Pool #MA2177, 4.000%, 2/1/35	291,953
399,124	GNMA, Pool #4853, 4.000%, 11/20/40	430,081
268,049	GNMA, Pool #4883, 4.500%, 12/20/40	292,653
116,353	GNMA, Pool #736696, 4.500%, 5/15/40	128,186

9

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 13.2% (Continued)
$19,937	GNMA, Pool #748495, 4.000%, 8/15/40	$21,412
10,745	GNMA, Pool #8503, 1.875%, 9/20/24(A)	11,085
444,787	GNMA, Pool #AD1745,
	3.000%, 2/20/43	466,988
375,244	GNMA, Pool #MA1157,
	3.500%, 7/20/43	399,908
	Total U.S. Government Mortgage-Backed Obligations	$7,319,524

	Commercial Mortgage-Backed Securities — 2.7%
200,000	Ascentium Equipment Receivables Trust, Ser 2016-1A, Class B, 144a,
	2.850%, 7/10/20	200,638
4,604	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser
	2006-6, Class A3, 5.369%, 10/10/45	4,600
190,414	COMM Mortgage Trust, Ser 2014-SAVA, Class A, 144a,
	1.593%, 6/15/34(A)	190,285
161	First Union Commercial Mortgage Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	161
340,018	Hilton USA Trust, Ser 2013-HLF, Class AFL, 144a, 1.463%, 11/5/30(A)	339,579
270,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2015-CSMO, Class A, 144a,
	1.692%, 1/15/32(A)	268,136
325,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C18, Class ASB, 3.621%, 10/15/47	351,043
149,875	Sonic Capital LLC, Ser 2016-1A, Class A2, 144a, 4.472%, 5/20/46	151,793
	Total Commercial Mortgage-Backed Securities	$1,506,235

	Non-Agency Collateralized Mortgage Obligations — 1.9%
245,719	Agate Bay Mortgage Trust, Ser 2015-2, Class A8, 144a, 3.000%, 3/25/45(A)	250,108
288,542	Countrywide Asset-Backed Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	268,857
21,780	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(C)	22,014
3,187	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2005-3, Class 4A4, 5.250%, 6/25/35	3,177
130,327	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	100,803
266,269	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.580%, 8/25/43(A)	262,924
107,671	Structured Asset Securities Corp., Ser 2005-17, Class 5A1,
	5.500%, 10/25/35	87,367
72,461	Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35††	70,903
	Total Non-Agency Collateralized Mortgage Obligations	$1,066,153

	Asset-Backed Securities — 1.5%
397,000	California Republic Auto Receivables Trust, Ser 2014-2, Class A4,
	1.570%, 12/16/19	398,130
213,526	Capital Auto Receivables Asset Trust, Ser 2014-1, Class A3,
	1.320%, 6/20/18	213,634
210,000	Dell Equipment Finance Trust, Ser 2015-1, Class C, 144a,
	2.420%, 3/23/20	210,200
	Total Asset-Backed Securities	$821,964

	Municipal Bond — 0.6%

	New York — 0.6%
320,000	NY Housing Development Corp., Ref 8 Spruce Street Class B,
	3.864%, 2/15/48(C)	339,245

	Agency Collateralized Mortgage Obligations — 0.3%
11,672	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	12,460
165,712	FNMA REMIC, Ser 2015-51, Class KC,
	3.000%, 6/25/45	171,920

	Total Agency Collateralized Mortgage Obligations	$184,380

	Sovereign Bond — 0.3%
148,000	Poland Government International Bond, 3.250%, 4/6/26	150,877

Shares

	Investment Funds — 3.2%
1,661,182	Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	1,661,182
124,005	Invesco Government & Agency Portfolio, Institutional Class,
	0.30%**∞Ω	124,005
	Total Investment Funds	$1,785,187

10

Touchstone Active Bond Fund (Unaudited) (Continued)

Market
Value

Total Investment Securities —99.7%
(Cost $54,304,338)	$55,265,663

Other Assets in
Excess of Liabilities — 0.3%	158,416

Net Assets — 100.0%	$55,424,079

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2016.

(B)	Perpetual Bond - A Bond with no definite maturity date.

(C)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of June 30, 2016.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2016 was $120,281.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN -Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities were valued at $7,270,588 or 13.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$26,550,748	$—	$26,550,748
U.S. Treasury Obligations	—	15,541,350	—	15,541,350
U.S. Government Mortgage-Backed Obligations	—	7,319,524	—	7,319,524
Commercial Mortgage-Backed Securities	—	1,506,235	—	1,506,235
Non-Agency Collateralized Mortgage Obligations	—	1,066,153	—	1,066,153
Asset-Backed Securities	—	821,964	—	821,964
Municipal Bond	—	339,245	—	339,245
Agency Collateralized Mortgage Obligations	—	184,380	—	184,380
Sovereign Bond	—	150,877	—	150,877
Investment Funds	1,785,187	—	—	1,785,187
Total	$1,785,187	$53,480,476	$—	$55,265,663

See accompanying Notes to Financial Statements.

11

Portfolio of Investments

Touchstone Focused Fund – June 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 100.4%

Information Technology — 21.7%
Alphabet, Inc. - Class C*	3,162	$2,188,420
Apple, Inc.	18,809	1,798,140
Avnet, Inc.	31,051	1,257,876
Cisco Systems, Inc.	40,754	1,169,232
International Business Machines Corp.	7,775	1,180,090
LinkedIn Corp. - Class A*	7,562	1,431,109
Microsoft Corp.	34,580	1,769,459
Oracle Corp.	47,757	1,954,694
		12,749,020

Financials — 15.6%
Bank of America Corp.	68,571	909,937
Bank of New York Mellon Corp. (The)	52,680	2,046,618
Berkshire Hathaway, Inc. - Class B*	26,428	3,826,510
Goldman Sachs Group, Inc. (The)	6,639	986,423
Simon Property Group, Inc. REIT	6,481	1,405,729
		9,175,217

Health Care — 15.3%
Abbott Laboratories	39,807	1,564,813
Biogen, Inc.*	4,619	1,116,967
Bio-Rad Laboratories, Inc. - Class A*	10,890	1,557,488
Johnson & Johnson	13,542	1,642,645
Novartis AG ADR	26,734	2,205,822
Owens & Minor, Inc.	24,506	916,034
		9,003,769

Consumer Discretionary — 13.4%
Amazon.com, Inc.*	3,563	2,549,754
Carnival Corp. (Panama)	20,161	891,116
Comcast Corp. - Class A	20,343	1,326,160
Priceline Group, Inc. (The)*	906	1,131,059
Twenty-First Century Fox, Inc. - Class A	44,236	1,196,584
Vista Outdoor, Inc.*	16,050	766,067
		7,860,740

Industrials — 11.6%
CSX Corp.	26,504	691,224
General Electric Co.	76,925	2,421,599
Stericycle, Inc.*	9,495	988,619
Union Pacific Corp.	13,609	1,187,385
United Technologies Corp.	7,952	815,478
WESCO International, Inc.*	14,399	741,405
		6,845,710

Consumer Staples — 10.1%
JM Smucker Co. (The)	8,676	1,322,309
Mondelez International, Inc. - Class A	52,494	2,389,002
Sysco Corp.	44,448	2,255,292
		5,966,603

Energy — 7.6%
Exxon Mobil Corp.	11,768	1,103,132
Halliburton Co.	28,431	1,287,640
Schlumberger Ltd. (Curacao)	15,904	1,257,688
World Fuel Services Corp.	17,827	846,604
		4,495,064

Telecommunication Services — 2.8%
AT&T, Inc.	38,297	1,654,813

Materials — 2.3%
Agrium, Inc. (Canada)†	14,720	1,330,982
Total Common Stocks		$59,081,918

Investment Funds — 2.4%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	54,639	54,639
Invesco Government & Agency Portfolio, Institutional Class, 0.30%**∞Ω	1,329,695	1,329,695
Total Investment Funds		$1,384,334

Total Investment Securities —102.8%
(Cost $57,297,265)		$60,466,252

Liabilities in Excess of Other Assets — (2.8%)		(1,628,425)

Net Assets — 100.0%		$58,837,827

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2016 was $1,317,600.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

12

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$59,081,918	$—	$—	$59,081,918
Investment Funds	1,384,334	—	—	1,384,334
Total	$60,466,252	$—	$—	$60,466,252

See accompanying Notes to Financial Statements.

13

Portfolio of Investments

Touchstone Large Cap Core Equity Fund – June 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.2%

Financials — 24.0%
Alleghany Corp.*	1,899	$1,043,652
Bank of America Corp.	46,705	619,775
Berkshire Hathaway, Inc. - Class B*	13,080	1,893,853
BlackRock, Inc.	2,955	1,012,176
Progressive Corp. (The)	30,990	1,038,165
Wells Fargo & Co.	21,545	1,019,725
		6,627,346

Consumer Discretionary — 20.8%
CarMax, Inc.*†	21,066	1,032,866
Carnival Corp. (Panama)	25,494	1,126,835
Dollar Tree, Inc.*	15,073	1,420,480
Lowe's Cos., Inc.	15,495	1,226,739
O'Reilly Automotive, Inc.*	3,447	934,482
		5,741,402

Industrials — 15.3%
Deere & Co.	9,436	764,693
FedEx Corp.	3,531	535,935
General Dynamics Corp.	9,014	1,255,109
General Electric Co.	26,760	842,405
Norfolk Southern Corp.	9,717	827,208
		4,225,350

Information Technology — 11.2%
Apple, Inc.	10,300	984,680
Cisco Systems, Inc.	25,058	718,914
Visa, Inc. - Class A	18,717	1,388,240
		3,091,834

Consumer Staples — 10.2%
Altria Group, Inc.	18,717	1,290,724
Coca-Cola Co. (The)	14,510	657,738
Edgewell Personal Care Co.*	10,083	851,106
		2,799,568

Health Care — 7.5%
Bristol-Myers Squibb Co.	12,644	929,966
Eli Lilly & Co.	14,370	1,131,638
		2,061,604

Materials — 5.4%
Mosaic Co. (The)	14,933	390,946
NewMarket Corp.	2,617	1,084,432
		1,475,378

Energy — 2.6%
Chevron Corp.	6,791	711,901

Telecommunication Services — 2.2%
Verizon Communications, Inc.	11,096	619,601
Total Common Stocks		$27,353,984

Investment Funds — 4.9%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	341,364	341,364
Invesco Government & Agency Portfolio, Institutional Class, 0.30%**∞Ω	1,020,033	1,020,033
Total Investment Funds		$1,361,397

Total Investment Securities —104.1%
(Cost $28,674,997)		$28,715,381

Liabilities in Excess of Other Assets — (4.1%)		(1,131,582)

Net Assets — 100.0%		$27,583,799

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2016 was $1,020,658.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$27,353,984	$—	$—	$27,353,984
Investment Funds	1,361,397	—	—	1,361,397
Total	$28,715,381	$—	$—	$28,715,381

See accompanying Notes to Financial Statements.

14

Portfolio of Investments

Touchstone Aggressive ETF Fund – June 30, 2016 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 97.3%
9,740	iShares Core US Aggregate Bond ETF	$1,096,432
3,920	iShares Floating Rate Bond ETF†	198,430
3,570	iShares iBoxx $ High Yield Corporate Bond ETF†	302,343
30,270	Vanguard Extended Market ETF	2,585,663
122,340	Vanguard FTSE Developed Markets ETF	4,325,943
32,330	Vanguard FTSE Emerging Markets ETF	1,138,663
5,630	Vanguard Global ex-US Real Estate ETF†	304,358
17,920	Vanguard Intermediate-Term Corporate Bond ETF	1,602,227
3,460	Vanguard REIT ETF	306,798
34,700	Vanguard S&P 500 ETF	6,670,034
3,590	Vanguard Total International Bond ETF	199,963
8,290	Vanguard Value ETF	704,567
	Total Exchange Traded Funds	$19,435,421

	Investment Funds — 6.0%
586,241	Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	586,241
625,794	Invesco Government & Agency Portfolio, Institutional Class, 0.30%**∞Ω	625,794
	Total Investment Funds	$1,212,035

	Total Investment Securities —103.3%
	(Cost $20,512,606)	$20,647,456

	Liabilities in Excess of
	Other Assets — (3.3%)	(668,796)

	Net Assets — 100.0%	$19,978,660

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2016 was $616,912.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$19,435,421	$—	$—	$19,435,421
Investment Funds	1,212,035	—	—	1,212,035
Total	$20,647,456	$—	$—	$20,647,456

See accompanying Notes to Financial Statements.

15

Portfolio of Investments

Touchstone Conservative ETF Fund – June 30, 2016 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 97.3%
44,270	iShares Core US Aggregate Bond ETF	$4,983,474
12,780	iShares Floating Rate Bond ETF†	646,924
11,660	iShares iBoxx $ High Yield Corporate Bond ETF†	987,485
17,720	Vanguard Extended Market ETF	1,513,642
61,860	Vanguard FTSE Developed Markets ETF	2,187,370
15,980	Vanguard FTSE Emerging Markets ETF	562,816
58,440	Vanguard Intermediate-Term Corporate Bond ETF	5,225,120
20,830	Vanguard S&P 500 ETF	4,003,943
9,750	Vanguard Total International Bond ETF	543,075
5,150	Vanguard Value ETF†	437,698
	Total Exchange Traded Funds	$21,091,547

	Investment Funds — 11.8%
624,740	Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	624,740
1,925,031	Invesco Government & Agency Portfolio, Institutional Class, 0.30%**∞Ω	1,925,031
	Total Investment Funds	$2,549,771

	Total Investment Securities —109.1%
	(Cost $23,166,500)	$23,641,318

	Liabilities in Excess of
	Other Assets — (9.1%)	(1,964,372)

	Net Assets — 100.0%	$21,676,946

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2016 was $1,893,999.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$21,091,547	$—	$—	$21,091,547
Investment Funds	2,549,771	—	—	2,549,771
Total	$23,641,318	$—	$—	$23,641,318

See accompanying Notes to Financial Statements.

16

Portfolio of Investments

Touchstone Moderate ETF Fund – June 30, 2016 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 97.4%
32,680	iShares Core US Aggregate Bond ETF	$3,678,788
10,330	iShares Floating Rate Bond ETF†	522,905
9,430	iShares iBoxx $ High Yield Corporate Bond ETF†	798,627
30,700	Vanguard Extended Market ETF	2,622,394
120,030	Vanguard FTSE Developed Markets ETF	4,244,261
31,000	Vanguard FTSE Emerging Markets ETF	1,091,820
2,470	Vanguard Global ex-U.S. Real Estate ETF†	133,528
47,250	Vanguard Intermediate-Term Corporate Bond ETF	4,224,621
3,040	Vanguard REIT ETF	269,557
35,500	Vanguard S&P 500 ETF	6,823,810
9,460	Vanguard Total International Bond ETF	526,922
7,800	Vanguard Value ETF	662,922
	Total Exchange Traded Funds	$25,600,155

	Investment Funds — 8.4%
748,422	Dreyfus Cash Management,Institutional Shares, 0.30%∞Ω	748,422
1,459,426	Invesco Government & Agency Portfolio, Institutional Class, 0.30%**∞Ω	1,459,426
	Total Investment Funds	$2,207,848

	Total Investment Securities —105.8%
	(Cost $27,553,255)	$27,808,003

	Liabilities in Excess of
	Other Assets — (5.8%)	(1,531,232)

	Net Assets — 100.0%	$26,276,771

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2016 was $1,434,043.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$25,600,155	$—	$—	$25,600,155
Investment Funds	2,207,848	—	—	2,207,848
Total	$27,808,003	$—	$—	$27,808,003

See accompanying Notes to Financial Statements.

17

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

			Touchstone
	Touchstone	Touchstone	Large Cap
	Active Bond	Focused	Core Equity
	Fund	Fund	Fund
Assets
Investments, at cost	$54,304,338	$57,297,265	$28,674,997
Investments, at market value (A)	$55,265,663	$60,466,252	$28,715,381
Cash deposits held at prime broker*	23,600	—	—
Receivable for variation margin on futures contracts	5,097	—	—
Dividends and interest receivable	382,726	60,365	44,971
Receivable for capital shares sold	16,689	—	—
Receivable for investments sold	360,282	—	—
Securities lending income receivable	36	—	201
Tax reclaim receivable	—	10,243	—
Other assets	249	140	1,725
Total Assets	56,054,342	60,537,000	28,762,278

Liabilities
Payable for return of collateral for securities on loan	124,005	1,329,695	1,020,033
Payable for capital shares redeemed	5,433	267,023	109,240
Payable for investments purchased	412,200	—	—
Payable to Investment Advisor	17,942	34,023	14,730
Payable to other affiliates	32,414	47,473	17,026
Payable to Trustees	3,977	3,977	3,977
Payable for professional services	11,772	10,706	6,194
Payable for reports to shareholders	5,709	4,536	5,842
Other accrued expenses and liabilities	16,811	1,740	1,437
Total Liabilities	630,263	1,699,173	1,178,479

Net Assets	$55,424,079	$58,837,827	$27,583,799

Net assets consist of:
Paid-in capital	$54,497,543	$45,770,571	$23,555,249
Accumulated net investment income	1,924,863	215,918	393,805
Accumulated net realized gains (losses) on investments, foreign currency transactions, futures contracts, and swap agreements	(1,959,716)	9,683,387	3,594,361
Net unrealized appreciation on investments and foreign currency transactions	961,389	3,167,951	40,384
Net assets applicable to shares outstanding	$55,424,079	$58,837,827	$27,583,799

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,144,419	3,133,075	1,920,700
Net asset value, offering price and redemption price per share	$10.77	$18.78	$14.36
(A) Includes market value of securities on loan of:	$120,281	$1,317,600	$1,020,658
* Represents segregated cash for futures contracts.

See accompanying Notes to Financial Statements.

18

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone
Touchstone	Conservative	Touchstone
Aggressive ETF	ETF	Moderate ETF
Fund	Fund	Fund

$20,512,606	$23,166,500	$27,553,255
$20,647,456	$23,641,318	$27,808,003
—	—	—
—	—	—
—	—	—
10,835	3,895	—
—	—	—
423	588	573
—	—	—
98	96	112
20,658,812	23,645,897	27,808,688

625,794	1,925,031	1,459,426
18,087	6,285	26,578
—	—	—
4,097	4,446	5,375
11,296	12,399	18,897
3,977	3,977	3,977
10,184	10,060	10,855
5,890	5,893	5,851
827	860	958
680,152	1,968,951	1,531,917

$19,978,660	$21,676,946	$26,276,771

$19,633,737	$18,940,928	$20,216,259
442,559	394,438	602,277

(232,486)	1,866,762	5,203,487
134,850	474,818	254,748
$19,978,660	$21,676,946	$26,276,771

1,414,314	1,761,813	1,906,867
$14.13	$12.30	$13.78
$616,912	$1,893,999	$1,434,043

19

Statements of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

			Touchstone
	Touchstone	Touchstone	Large Cap
	Active Bond	Focused	Core Equity
	Fund	Fund	Fund
Investment Income
Dividends (A)	$4,396	$578,964	$278,224
Interest	963,041	—	—
Income from securities loaned	684	771	675
Total Investment Income	968,121	579,735	278,899

Expenses
Investment advisory fees	105,828	210,473	92,847
Administration fees	38,363	43,598	20,712
Compliance fees and expenses	1,428	1,428	1,428
Custody fees	20,036	4,469	2,444
Professional fees	12,142	12,215	12,073
Transfer Agent fees	73	2,635	57
Pricing expense	23,813	944	1,338
Reports to Shareholders	4,043	4,043	4,043
Shareholder servicing fees	14,126	65,136	23,286
Trustee fees	8,217	8,217	8,217
Other expenses	3,674	1,894	1,892
Total Expenses	231,743	355,052	168,337
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	—	—	(16,926)
Fees eligible for recoupment by the Advisor(B)	11,946	8,765	—
Net Expenses	243,689	363,817	151,411

Net Investment Income	724,432	215,918	127,488

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	(298,864)	(1,468,150)	395,098
Net realized losses on foreign currency transactions	—	(146)	—
Net realized gains on futures contracts	81,586	—	—
Net realized losses on swap agreements	(21,914)	—	—
Net change in unrealized appreciation (depreciation) on investments	2,736,419	3,362,715	(20,083)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	71	717	—
Net change in unrealized appreciation (depreciation) on swap agreements	46,707	—	—

Net Realized and Unrealized Gains on Investments	2,544,005	1,895,136	375,015

Change in Net Assets Resulting from Operations	$3,268,437	$2,111,054	$502,503
(A) Net of foreign tax withholding of:	$—	$14,964	$—
(B) See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

20

Statements of Operations (Unaudited) (Continued)

	Touchstone
Touchstone	Conservative	Touchstone
Aggressive ETF	ETF	Moderate ETF
Fund	Fund	Fund

$217,041	$202,086	281,591
—	—	—
8,222	4,439	9,108
225,263	206,525	290,699

24,855	25,353	32,871
14,416	14,705	19,065
1,428	1,428	1,428
1,892	2,037	2,182
10,196	10,173	10,520
46	45	57
210	231	210
4,043	4,043	4,043
24,855	25,353	29,361
8,217	8,217	8,217
1,744	1,738	1,846
91,902	93,323	109,800
(17,337)	(17,263)	(11,186)
—	—	—
74,565	76,060	98,614

150,698	130,465	192,085

2,323,696	1,908,173	3,828,654
—	—	—
—	—	—
—	—	—
(1,936,587)	(1,275,027)	(3,182,920)
—	—	—
—	—	—

387,109	633,146	645,734

$537,807	$763,611	$837,819
$—	$—	$—

21

Statements of Changes in Net Assets

	Touchstone		Touchstone
	Active Bond		Focused
	Fund		Fund
	For the	For the	For the	For the
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30, 2016	December 31,	June 30, 2016	December 31,
	(Unaudited)	2015	(Unaudited)	2015
From Operations
Net investment income (loss)	$724,432	$1,019,317	$215,918	$(33,848)
Net realized gains (losses) on investments, foreign currency transactions, futures contracts, swap agreements and capital gain distributions received	(239,192)	(107,645)	(1,468,296)	11,330,313
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and swap agreements	2,783,197	(1,479,440)	3,363,432	(12,305,586)
Change in Net Assets from Operations	3,268,437	(567,768)	2,111,054	(1,009,121)

Distributions to Shareholders from:
Net investment income	—	(1,124,745)	—	—
Net realized gains	—	—	—	(3,795,395)
Total Distributions	—	(1,124,745)	—	(3,795,395)

Share Transactions
Proceeds from Shares Issued	2,015,114	2,099,352	1,300,152	6,448,376
Proceeds from Shares issued in connection with merger(A)	—	9,850,991	—	43,267,093
Reinvestment of distributions	—	1,124,745	—	3,795,395
Cost of Shares redeemed	(1,885,966)	(8,334,522)	(12,889,928)	(5,567,557)
Change in Net Assets from Share Transactions	129,148	4,740,566	(11,589,776)	47,943,307

Total Increase (Decrease) in Net Assets	3,397,585	3,048,053	(9,478,722)	43,138,791

Net Assets
Beginning of period	52,026,494	48,978,441	68,316,549	25,177,758
End of period	$55,424,079	$52,026,494	$58,837,827	$68,316,549

Accumulated Net Investment Income	$1,924,863	$1,200,431	$215,918	$—

Share Transactions
Shares issued	192,256	201,121	74,189	331,304
Shares issued in connection with merger(A)	—	940,916	—	2,199,666
Shares reinvested	—	111,141	—	212,985
Shares redeemed	(181,793)	(790,074)	(746,806)	(289,223)
Change in Shares Outstanding	10,463	463,104	(672,617)	2,454,732

(A) See Note 8 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

22

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Large Cap		Aggressive ETF		Conservative ETF
Core Equity Fund		Fund		Fund
For the	For the	For the	For the	For the	For the
Six Months	Year	Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30, 2016	December 31,	June 30, 2016	December 31,	June 30, 2016	December 31,
(Unaudited)	2015	(Unaudited)	2015	(Unaudited)	2015

$127,488	$266,318	$150,698	$285,419	$130,465	$248,431
395,098	7,122,645	2,323,696	1,266,381	1,908,173	187,661
(20,083)	(9,198,527)	(1,936,587)	(1,523,602)	(1,275,027)	(454,186)
502,503	(1,809,564)	537,807	28,198	763,611	(18,094)

—	(493,822)	—	(361,574)	—	(306,716)
—	—	—	—	—	(1,016,272)
—	(493,822)	—	(361,574)	—	(1,322,988)

4,846,740	1,059,387	96,587	817,422	3,276,224	1,780,423
—	—	—	—	—	—
—	493,822	—	361,574	—	1,322,988
(7,659,303)	(10,020,029)	(1,722,578)	(3,877,864)	(2,326,812)	(5,187,843)
(2,812,563)	(8,466,820)	(1,625,991)	(2,698,868)	949,412	(2,084,432)

(2,310,060)	(10,770,206)	(1,088,184)	(3,032,244)	1,713,023	(3,425,514)

29,893,859	40,664,065	21,066,844	24,099,088	19,963,923	23,389,437
$27,583,799	$29,893,859	$19,978,660	$21,066,844	$21,676,946	$19,963,923

$393,805	$266,317	$442,559	$291,861	$394,438	$263,973

355,879	71,856	7,120	57,574	270,478	139,139
—	—	—	—	—	—
—	34,557	—	25,975	—	110,463
(560,330)	(710,137)	(126,963)	(273,008)	(194,212)	(408,947)
(204,451)	(603,724)	(119,843)	(189,459)	76,266	(159,345)

23

Statements of Changes in Net Assets (Continued)

	Touchstone
	Moderate ETF
	Fund
	For the	For the
	Six Months	Year
	Ended	Ended
	June 30, 2016	December 31,
	(Unaudited)	2015
From Operations
Net investment income	$192,085	$392,942
Net realized gains on investments and capital gain distributions received	3,828,654	1,936,278
Net change in unrealized appreciation (depreciation) on investments	(3,182,920)	(2,307,265)
Change in Net Assets from Operations	837,819	21,955

Distributions to Shareholders from:
Net investment income	—	(537,287)
Net realized gains	—	(3,365,183)
Total Distributions	—	(3,902,470)

Share Transactions
Proceeds from Shares issued	236,723	1,791,911
Reinvestment of distributions	—	3,902,470
Cost of Shares redeemed	(2,720,503)	(7,090,893)
Change in Net Assets from Share Transactions	(2,483,780)	(1,396,512)

Total Decrease in Net Assets	(1,645,961)	(5,277,027)

Net Assets
Beginning of period	27,922,732	33,199,759
End of period	$26,276,771	$27,922,732
Accumulated Net Investment Income	$602,277	$410,192

Share Transactions
Shares issued	17,713	120,115
Shares reinvested	—	289,220
Shares redeemed	(205,507)	(458,562)
Change in Shares Outstanding	(187,794)	(49,227)

See accompanying Notes to Financial Statements.

24

Financial Highlights

Touchstone Active Bond Fund

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30, 2016	Year Ended December 31,
(Unaudited)	2015	2014	2013	2012	2011
Net asset value at beginning of period	$10.13	$10.49	$10.37	$11.00	$11.09	$10.73
Income (loss) from investment operations:
Net investment income	0.14	0.19	0.20	0.22	0.29	0.37	(A)
Net realized and unrealized gains (losses) on investments	0.50	(0.32)	0.20	(0.46)	0.30	0.53
Total from investment operations	0.64	(0.13)	0.40	(0.24)	0.59	0.90
Distributions from:
Net investment income	—	(0.23)	(0.28)	(0.34)	(0.35)	(0.30)
Realized capital gains	—	—	—	(0.05)	(0.33)	(0.24)
Total distributions	—	(0.23)	(0.28)	(0.39)	(0.68)	(0.54)
Net asset value at end of period	$10.77	$10.13	$10.49	$10.37	$11.00	$11.09
Total return(B)	6.32	%(C)	(1.28)%	3.82%	(2.18)%	5.28%	8.45%
Ratios and supplemental data:
Net assets at end of period (000's)	$55,424	$52,026	$48,978	$48,388	$53,085	$54,509
Ratio to average net assets:
Net expenses	0.92	%(D)	0.97%	0.98%	1.00%	1.00%	0.93%
Gross expenses	0.88	%(D)	0.91%	1.01%	1.05%	1.00%	0.93%
Net investment income	2.73	%(D)	2.10%	1.92%	2.01%	2.55%	3.29%
Portfolio turnover rate	267	%(C)	455	%(E)	287%	508%	404%	419%

Touchstone Focused Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2016		Year Ended December 31,
	(Unaudited)		2015		2014	2013	2012	2011
Net asset value at beginning of period	$17.95		$18.64		$18.81	$14.20	$11.84	$13.40
Income (loss) from investment operations:
Net investment income (loss)	0.07		(0.01)		(0.08)	(0.05)	(0.01)	(0.09)
Net realized and unrealized gains (losses) on investments	0.76		0.37		2.49	4.98	2.37	(1.43)
Total from investment operations	0.83		0.36		2.41	4.93	2.36	(1.52)
Distributions from:
Net investment income	—		—		—	—	—	(0.04)
Realized capital gains	—		(1.05)		(2.58)	(0.32)	—	—
Total distributions	—		(1.05)		(2.58)	(0.32)	—	(0.04)
Net asset value at end of period	$18.78		$17.95		$18.64	$18.81	$14.20	$11.84
Total return(B)	4.62	%(C)	1.97%		13.10%	34.81%	19.93%	(11.33)%
Ratios and supplemental data:
Net assets at end of period (000's)	$58,838		$68,317		$25,178	$27,506	$22,242	$20,474
Ratio to average net assets:
Net expenses	1.21	%(D)	1.21%		1.23%	1.26%	1.26%	1.22%
Gross expenses	1.18	%(D)	1.32%		1.33%	1.36%	1.31%	1.25%
Net investment income (loss)	0.72	%(D)	(0.07)%		(0.43)%	(0.32)%	(0.10)%	(0.63)%
Portfolio turnover rate	14	%(C)	286	%(F)	72%	77%	78%	141%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone High Yield Fund acquired on December 7, 2015 (See Note 8 in Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(F)	Portfolio turnover excludes the purchases and sales of the Touchstone Baron Small Cap Growth Fund and Touchstone Third Avenue Value Fund acquired on December 7, 2015 (See Note 8 in Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

25

Financial Highlights (Continued)

Touchstone Large Cap Core Equity Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2016		Year Ended December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value at beginning of period	$14.07		$14.90	$13.09	$10.09	$9.15	$9.04
Income (loss) from investment operations:
Net investment income	0.08		0.18	0.18	0.17	0.17	0.12	(A)
Net realized and unrealized gains (losses) on investments	0.21		(0.77)	1.78	3.01	0.93	0.15	(B)
Total from investment operations	0.29		(0.59)	1.96	3.18	1.10	0.27
Distributions from:
Net investment income	—		(0.24)	(0.15)	(0.18)	(0.16)	(0.16)
Net asset value at end of period	$14.36		$14.07	$14.90	$13.09	$10.09	$9.15
Total return(C)	2.06	%(D)	(4.01)%	14.93%	31.52%	12.07%	3.02%
Ratios and supplemental data:
Net assets at end of period (000's)	$27,584		$29,894	$40,664	$36,697	$32,823	$32,477
Ratio to average net assets:
Net expenses	1.06	%(E)	1.06%	1.04%	1.00%	1.00%	1.00%
Gross expenses	1.18	%(E)	1.14%	1.16%	1.21%	1.16%	1.13%
Net investment income	0.89	%(E)	0.73%	1.30%	1.16%	1.40%	1.29%
Portfolio turnover rate	28	%(D)	111%	41%	54%	39%	33%

Touchstone Aggressive ETF Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2016		Year Ended December 31,
	(Unaudited)		2015	2014	2013		2012	2011
Net asset value at beginning of period	$13.73		$13.98	$13.28	$11.13		$10.07	$10.22
Income (loss) from investment operations:
Net investment income	0.12		0.22	0.21	0.13		0.26	0.16
Net realized and unrealized gains (losses) on investments	0.28		(0.23)	0.78	2.41		1.01	(0.16	)(B)
Total from investment operations	0.40		(0.01)	0.99	2.54		1.27	—
Distributions from:
Net investment income	—		(0.24)	—	(0.33)		(0.21)	(0.15)
Realized capital gains	—		—	(0.29)	(0.06)		—	—
Total distributions	—		(0.24)	(0.29)	(0.39)		(0.21)	(0.15)
Net asset value at end of period	$14.13		$13.73	$13.98	$13.28		$11.13	$10.07
Total return(C)	2.91	%(D)	(0.10)%	7.49%	22.91%		12.59%	(0.05)%
Ratios and supplemental data:
Net assets at end of period (000's)	$19,979		$21,067	$24,099	$26,822		$13,960	$17,910
Ratio to average net assets:
Net expenses(F)	0.75	%(E)	0.75%	0.75%	0.75%		0.75%	0.75%
Gross expenses(F)	0.92	%(E)	0.87%	0.87%	1.09%		1.07%	1.04%
Net investment income(F)	1.52	%(E)	1.26%	1.42%	1.49%		1.56%	1.50%
Portfolio turnover rate	94	%(D)	7%	12%	11	%(G)	11%	40%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	The amounts shown for a share outstanding throughout the period does not accord with the change in net realized and unrealized gains (losses) on investments for the period due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.
(C)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Ratio does not include income and expenses of the underlying funds.
(G)	Portfolio turnover excludes the purchases and sales of the Touchstone Enhanced ETF Fund acquired on December 13, 2013. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

26

Financial Highlights (Continued)

Touchstone Conservative ETF Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2016		Year Ended December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value at beginning of period	$11.84		$12.68	$12.61	$12.15	$11.77	$11.60
Income (loss) from investment operations:
Net investment income	0.07		0.17	0.18	0.12	0.20	0.22
Net realized and unrealized gains (losses) on investments	0.39		(0.20)	0.48	0.91	0.59	0.18
Total from investment operations	0.46		(0.03)	0.66	1.03	0.79	0.40
Distributions from:
Net investment income	—		(0.19)	(0.15)	(0.18)	(0.21)	(0.23)
Realized capital gains	—		(0.62)	(0.44)	(0.39)	(0.20)	—
Total distributions	—		(0.81)	(0.59)	(0.57)	(0.41)	(0.23)
Net asset value at end of period	$12.30		$11.84	$12.68	$12.61	$12.15	$11.77
Total return(A)	3.89	%(B)	(0.24)%	5.23%	8.50%	6.74%	3.44%
Ratios and supplemental data:
Net assets at end of period (000's)	$21,677		$19,964	$23,389	$26,071	$23,536	$23,169
Ratio to average net assets:
Net expenses(C)	0.75	%(D)	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses(C)	0.92	%(D)	0.87%	0.89%	0.99%	1.01%	0.99%
Net investment income(C)	1.29	%(D)	1.13%	1.20%	1.09%	1.58%	1.76%
Portfolio turnover rate	94	%(B)	9%	13%	29%	22%	28%

Touchstone Moderate ETF Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2016		Year Ended December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value at beginning of period	$13.33		$15.49	$14.72	$12.89	$11.96	$11.99
Income (loss) from investment operations:
Net investment income	0.12		0.21	0.31	0.23	0.27	0.21
Net realized and unrealized gains (losses) on investments	0.33		(0.24)	0.72	1.87	0.92	0.01
Total from investment operations	0.45		(0.03)	1.03	2.10	1.19	0.22
Distributions from:
Net investment income	—		(0.27)	(0.26)	(0.27)	(0.26)	(0.25)
Realized capital gains	—		(1.86)	—	—	—	—
Total distributions	—		(2.13)	(0.26)	(0.27)	(0.26)	(0.25)
Net asset value at end of period	$13.78		$13.33	$15.49	$14.72	$12.89	$11.96
Total return(A)	3.38	%(B)	(0.18)%	6.96%	16.32%	9.94%	1.84%
Ratios and supplemental data:
Net assets at end of period (000's)	$26,277		$27,923	$33,200	$41,687	$42,228	$45,165
Ratio to average net assets:
Net expenses(C)	0.75	%(D)	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses(C)	0.84	%(D)	0.80%	0.79%	0.92%	0.92%	0.91%
Net investment income(C)	1.46	%(D)	1.30%	1.41%	1.29%	1.74%	1.73%
Portfolio turnover rate	84	%(B)	9%	11%	9%	9%	17%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Ratio does not include income and expenses of the underlying funds.
(D)	Annualized.

See accompanying Notes to Financial Statements.

27

Notes to Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Touchstone Variable Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 7, 1994. The Trust consists of the following six funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Active Bond Fund (“Active Bond Fund”)

Touchstone Focused Fund (“Focused Fund”)

Touchstone Large Cap Core Equity Fund (“Large Cap Core Equity Fund”)

Touchstone Aggressive ETF Fund (“Aggressive ETF Fund”)

Touchstone Conservative ETF Fund (“Conservative ETF Fund”)

Touchstone Moderate ETF Fund (“Moderate ETF Fund”)

Each Fund is diversified with the exception of the Focused Fund and the Large Cap Core Equity Fund which are non-diversified.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of June 30, 2016, outstanding shares were issued to separate accounts of Western-Southern Life Assurance Company, The Western & Southern Life Insurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of Western & Southern Financial Group, Inc. (“Western & Southern”), and the majority of the outstanding shares of the Trust were collectively owned by affiliates of Western & Southern and certain supplemental executive retirement plans sponsored by Western & Southern and its affiliates.

All Funds offer a single class of shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the class of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1	–	quoted prices in active markets for identical securities

•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	–	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

28

Notes to Financial Statements (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of June 30, 2016, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Funds’ Portfolio of Investments, which also includes a breakdown of the Funds’ investments by portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities during the six months ended June 30, 2016.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended June 30, 2016, there were no transfers between Levels 1, 2 and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

29

Notes to Financial Statements (Unaudited) (Continued)

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Investment companies — Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Futures Contracts — The Active Bond Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act, or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of June 30, 2016, Active Bond Fund did not hold any futures contracts.

Swap Contracts — The Active Bond Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency,

30

Notes to Financial Statements (Unaudited) (Continued)

or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, bilateral swap agreements, over-the-counter (“OTC”) swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses servicing as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.

Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency, are posted, and are segregated at a broker account registered with the Commodity Futures Trading Commission (“CFTC”), or the applicable regulator. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded on the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.

A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

As of June 30, 2016, the Active Bond Fund did not hold any swap contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

31

Notes to Financial Statements (Unaudited) (Continued)

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — The Active Bond Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, the Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).

For financial reporting purposes, the Active Bond Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of June 30, 2016, the Funds did not have any assets and liabilities that were subject to netting arrangements in the Statements of Assets and Liabilities.

32

Notes to Financial Statements (Unaudited) (Continued)

The following table sets forth the effect of the Active Bond Fund’s derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended June 30, 2016:

The Effect of Derivative Investments on the Statements of Operations
for the Six Months Ended June 30, 2016
			Change in
			Unrealized
		Realized Gain	Appreciation
	Derivatives not accounted for as hedging	(Loss)	(Depreciation)
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Active Bond Fund	Futures - Interest Rate Contracts*	$81,586	$—
	Swap Agreements - Credit Contracts**	(21,914)	46,707

*	Statements of Operations Location: Net realized gains on futures contracts.

**	Statements of Operations Location: Net realized losses on swap agreements and net change in unrealized appreciation (depreciation) on swap agreements.

For the six months ended June 30, 2016, the average quarterly notional value of derivative financial instruments were as follows:

Active Bond
Fund
Interest rate contracts:
Futures Contracts*	$—
Credit contracts:
Credit Default Swaps	$800,000

*	The balance at each quarter end was zero.

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of June 30, 2016, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral
Fund	Security Type	Loaned*	Received**	Net Amount
Active Bond Fund	Corporate Bonds	$120,281	$124,005	$3,724
Focused Fund	Common Stocks	1,317,600	1,329,695	12,095
Large Cap Core Equity Fund	Common Stocks	1,020,658	1,020,033	(625)
Aggressive ETF Fund	Exchange Traded Funds	616,912	625,794	8,882
Conservative ETF Fund	Exchange Traded Funds	1,893,999	1,925,031	31,032
Moderate ETF Fund	Exchange Traded Funds	1,434,043	1,459,426	25,383

*	The remaining contractual maturity is overnight for all securities.

**	Gross amounts of recognized liabilities for securities lending are included in the Statements of Assets and Liabilities.

33

Notes to Financial Statements (Unaudited) (Continued)

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of a Fund’s assets, less liabilities, by its number of outstanding shares.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund declares and distributes net investment income, if any, annually as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.

Allocations — Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust, Touchstone Strategic Trust, and Touchstone Tax-Free Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

34

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2016:

			Large Cap
	Active Bond	Focused	Core Equity
	Fund	Fund	Fund
Purchases of investment securities	$11,089,466	$8,374,999	$7,960,895
Proceeds from sales and maturities	$14,547,145	$17,705,712	$10,467,489

	Aggressive	Conservative	Moderate
	ETF Fund	ETF Fund	ETF Fund
Purchases of investment securities	$18,612,477	$19,725,925	$22,152,357
Proceeds from sales and maturities	$20,378,809	$19,002,669	$24,779,110

For the six months ended June 30, 2016, purchases and proceeds from sales and maturities in U.S. Government Securities were $125,325,437 and $119,613,582, respectively, for the Active Bond Fund.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”) or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern.

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $49,302 for the six months ended June 30, 2016.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Active Bond Fund	0.40% on the first $300 million
0.35% on such assets over $300 million
Focused Fund	0.70% on the first $100 million
0.65% on the next $400 million
0.60% on such assets over $500 million
Large Cap Core Equity Fund	0.65% on the first $100 million
0.60% on the next $100 million
0.55% on the next $100 million
0.50% on such assets over $300 million
Aggressive ETF Fund	0.25% on the first $50 million
Conservative ETF Fund	0.23% on the next $50 million
Moderate ETF Fund	0.20% on such assets over $100 million

35

Notes to Financial Statements (Unaudited) (Continued)

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Fort Washington Investment Advisors, Inc.*	Wilshire Associates Incorporated
Active Bond Fund	Aggressive ETF Fund**
Focused Fund	Conservative ETF Fund**
Moderate ETF Fund**
The London Company
Large Cap Core Equity Fund

*	Affiliate of the Advisor and wholly-owned indirect subsidiary of Western & Southern.

**	Effective April 30, 2016, Wilshire Associates Incorporated became the sub-advisor of the Aggressive ETF Fund, Conservative ETF Fund and Moderate ETF Fund; prior to April 30, 2016, Todd Asset Management, LLC was the sub-advisor.

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds.The Advisor has agreed to separately waive advisory fees and administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

Fund
Active Bond Fund	0.97%
Focused Fund	1.21%
Large Cap Core Equity Fund	1.06%
Aggressive ETF Fund	0.75%
Conservative ETF Fund	0.75%
Moderate ETF Fund	0.75%

These expense limitations will remain in effect for all Funds through at least April 29, 2017.

During the six months ended June 30, 2016, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed expenses of the Funds as follows:

	Investment	Administration	Shareholder
	Advisory	Fees	Servicing
Fund	Fees Waived	Waived	Fees Waived	Total
Large Cap Core Equity Fund	$—	$16,926	$—	$16,926
Aggressive ETF Fund	—	14,416	2,921	17,337
Conservative ETF Fund	—	14,705	2,558	17,263
Moderate ETF Fund	—	11,186	—	11,186

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect of the time of waiver or reimbursement.

36

Notes to Financial Statements (Unaudited) (Continued)

As of June 30, 2016, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration	Expiration
	December 31,	December 31,	December 31,	December 31,
Fund	2016	2017	2018	2019	Total
Focused Fund	$25,785	$17,982	$31,787	$—	$75,554
Large Cap Core Equity Fund	67,964	44,995	29,291	16,926	159,176
Aggressive ETF Fund	30,620	29,635	26,742	14,416	101,413
Conservative ETF Fund	50,398	33,583	27,107	14,705	125,793
Moderate ETF Fund	72,057	15,299	16,482	11,186	115,024

For the six months ended June 30, 2016, the Advisor may recoup fees and expenses, subject to Board approval, from the Active Bond Fund and Focused Fund of $11,946 and $8,765, respectively.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

37

Notes to Financial Statements (Unaudited) (Continued)

PLANS OF DISTRIBUTION

The Trust has adopted a Shareholder Services Plan under which shares of each Fund may directly or indirectly bear expenses for shareholder services provided. Each Fund will incur or reimburse expenses for shareholder services at an annual rate not to exceed 0.25% of the average daily net assets.

UNDERWRITING AGREEMENT

The Underwriter acts as exclusive agent for the distribution of the Funds’ shares. The Underwriter receives no compensation under this agreement.

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended December 31, 2015 and 2014 are as follows:

	Active Bond		Focused		Large Cap
	Fund		Fund		Core Equity Fund
	2015	2014	2015	2014	2015	2014
From ordinary income	$1,124,745	$1,255,946	$1,287,736	$692,256	$493,822	$400,191
From long-term capital gains	—	—	2,507,659	2,398,321	—	—
Total distributions	$1,124,745	$1,255,946	$3,795,395	$3,090,577	$493,822	$400,191

	Aggressive		Conservative		Moderate
	ETF Fund		ETF Fund		ETF Fund
	2015	2014	2015	2014	2015	2014
From ordinary income	$361,574	$5	$348,119	$276,355	$537,287	$541,213
From long-term capital gains	—	497,503	974,869	782,933	3,365,183	—
Total distributions	$361,574	$497,508	$1,322,988	$1,059,288	$3,902,470	$541,213

38

Notes to Financial Statements (Unaudited) (Continued)

The following information is computed on a tax basis for each item as of December 31, 2015:

	Active Bond Fund	Focused Fund	Large Cap Core Equity Fund
Tax cost of portfolio investments	$53,834,300	$70,320,008	$29,908,209
Gross unrealized appreciation	451,402	1,614,961	963,543
Gross unrealized depreciation	(2,228,551)	(1,941,419)	(919,045)
Net unrealized appreciation (depreciation)	(1,777,149)	(326,458)	44,498
Net unrealized appreciation (depreciation) on foreign currency transactions and swap agreements	(7)	(1,753)	—
Accumulated capital losses	(1,718,469)	—	—
Undistributed ordinary income	1,153,724	433,564	266,317
Undistributed long-term capital gains	—	10,850,849	3,215,232
Accumulated earnings (deficit)	$(2,341,901)	$10,956,202	$3,526,047

	Aggressive	Conservative	Moderate
	ETF Fund	ETF Fund	ETF Fund
Tax cost of portfolio investments	$21,386,345	$19,051,675	$27,542,692
Gross unrealized appreciation	2,394,362	1,749,845	3,701,842
Gross unrealized depreciation	(376,864)	(230,177)	(498,412)
Net unrealized appreciation (depreciation)	2,017,498	1,519,668	3,203,430
Accumulated capital and other losses	(2,502,243)	—	—
Undistributed ordinary income	291,861	263,973	412,701
Undistributed long-term capital gains	—	188,766	1,606,562
Accumulated earnings (deficit)	$(192,884)	$1,972,407	$5,222,693

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, partnership investments, passive foreign investment companies (PFICS) and U.S Treasury inflation protection bonds (TIPS).

As of December 31, 2015, the Funds had the following capital loss carryforwards for federal income tax purposes:

				No	No
	Short Term Expiring in*			Expiration	Expiration
	2016	2017	2018	Short Term*	Long Term*	Total
Active Bond Fund	$396,333	$—	$—	$741,452	$580,624	$1,718,409
Aggressive ETF Fund	2,502,243	—	—	—	—	2,502,243

*	The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act first became effective for the Funds’ fiscal year ended December 31, 2012 and are applicable to all subsequent fiscal years. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2012 through 2015) and have concluded that no provision for income tax is required in their financial statements.

39

Notes to Financial Statements (Unaudited) (Continued)

As of June 30, 2016, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Active Bond Fund	$54,304,338	$1,484,709	$(523,384)	$961,325
Focused Fund	57,297,265	5,118,117	(1,949,130)	3,168,987
Large Cap Core Equity Fund	28,674,997	1,169,515	(1,129,131)	40,384
Aggressive ETF Fund	20,512,606	274,117	(139,267)	134,850
Conservative ETF Fund	23,166,500	544,407	(69,589)	474,818
Moderate ETF Fund	27,553,255	389,576	(134,828)	254,748

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

7. Principal Risks

Risks Associated with Foreign Investments — Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

Risk Associated with Concentration — Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ NAVs and magnified effect on the total return.

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

Risks Associated with Interest Rate Changes — As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their

40

Notes to Financial Statements (Unaudited) (Continued)

price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Please see the Funds’ prospectus for a complete discussion of these and other risks.

8. Fund Mergers

Active Bond Fund:

At a meeting held on August 20, 2015, the Board approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone High Yield Fund to the Touchstone Active Bond Fund. The tax-free merger took place on December 7, 2015.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization.

				After
	Before Reorganization			Reorganization
	Touchstone		Touchstone	Touchstone
	High Yield		Active Bond	Active Bond
	Fund		Fund	Fund
Shares	940,916	(A)	4,056,823	4,997,739
Net Assets	$9,850,991		$42,472,967	$52,323,958
Net Asset Value	$10.47	(A)	$10.47	$10.47
Shares Outstanding	1,719,933		4,056,823	4,997,739
Unrealized Appreciation (Depreciation)	$(863,095)		$(772,263)	$(1,635,358)

(A) Reflects a 0.5471:1 stock split which occurred on the date of reorganization, December 7, 2015.

Focused Fund:

At a meeting held on August 20, 2015, the Board approved Agreements and Plans of Reorganization providing for the transfer of all assets and liabilities of each of the Touchstone Baron Small Cap Growth Fund and the Touchstone Third Avenue Value Fund to the Touchstone Focused Fund. The tax-free mergers took place on December 7, 2015.

41

Notes to Financial Statements (Unaudited) (Continued)

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganizations.

						After
	Before Reorganizations					Reorganizations
	Touchstone		Touchstone		Touchstone	Touchstone
	Baron Small Cap		Third Avenue		Focused	Focused
	Growth Fund		Value Fund		Fund	Fund
Shares	1,179,613	(A)	1,020,053	(B)	1,423,315	3,622,981
Net Assets	$23,202,782		$20,064,311		$27,996,474	$71,263,567
Net Asset Value	$19.67	(A)	$19.67	(B)	$19.67	$19.67
Shares Outstanding	1,769,860		1,350,688		1,423,315	3,622,981
Unrealized Appreciation (Depreciation)	$6,775,183		$225,454		$1,218,212	$8,218,849

(A) Reflects a 0.6665:1 stock split which occurred on the date of reorganizations, December 7, 2015.

(B) Reflects a 0.7552:1 stock split which occurred on the date of reorganizations, December 7, 2015.

Assuming the reorganizations had been completed on January 1, 2015, the Active Bond Fund and the Focused Fund results of operations for the year ended December 31, 2015 would have been as follows:

	Touchstone	Touchstone
	Active Bond	Focused
	Fund	Fund
Net investment income (loss)	$1,663,749	$(36,133)
Net realized and unrealized gain (loss) on investments	(3,235,147)	3,712,518
Net increase (decrease) in net assets from operations	$(1,571,398)	$3,676,385

Because the combined investment portfolios have been managed as a single portfolio since the reorganizations were completed, it is not practical to separate the amounts of revenue and earnings to the Active Bond Fund and the Focused Fund that have been included in their statements of operations since the reorganizations.

9. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

42

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at Touchstone Investments.com or on the Securities and Exchange Commission’s (the Commission) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; or (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 through June 30, 2016).

Actual Expenses

The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the six months ended June 30, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

43

Other Items (Unaudited) (Continued)

				Expenses
	Net Expense	Beginning	Ending	Paid During
	Ratio	Account	Account	the Six Months
	Annualized	Value	Value	Ended
	June 30,	January 1,	June 30,	June 30,
	2016	2016	2016	2016*
Touchstone Active Bond Fund
Actual	0.92%	$1,000.00	$1,063.20	$4.72
Hypothetical	0.92%	$1,000.00	$1,020.29	$4.62

Touchstone Focused Fund
Actual	1.21%	$1,000.00	$1,046.20	$6.16
Hypothetical	1.21%	$1,000.00	$1,018.85	$6.07

Touchstone Large Cap Core Equity Fund
Actual	1.06%	$1,000.00	$1,020.60	$5.33
Hypothetical	1.06%	$1,000.00	$1,019.59	$5.32

Touchstone Aggressive ETF Fund**
Actual	0.75%	$1,000.00	$1,029.10	$3.78
Hypothetical	0.75%	$1,000.00	$1,021.13	$3.77

Touchstone Conservative ETF Fund**
Actual	0.75%	$1,000.00	$1,038.90	$3.80
Hypothetical	0.75%	$1,000.00	$1,021.13	$3.77

Touchstone Moderate ETF Fund**
Actual	0.75%	$1,000.00	$1,033.80	$3.79
Hypothetical	0.75%	$1,000.00	$1,021.13	$3.77

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

** The annualized expense ratio for the Fund does not include fees and expenses of the underlying funds in which the Fund invests.

Sub-Advisory Agreement Approval Disclosure

At an in-person meeting held on February 11, 2016 (the “Meeting”), Touchstone Advisors, Inc. (the “Advisor”) proposed the replacement of the sub-adviser of the Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund and Touchstone Moderate ETF Fund (the “Funds”), Todd Asset Management, LLC (“Todd”), to the Board of Trustees (the “Board”) of Touchstone Variable Series Trust. The Board approved replacing Todd with Wilshire Associates Incorporated (“Wilshire”). In connection with this change, the Board also approved changes to the Funds’ non-fundamental investment goals (in the case of the Touchstone Conservative ETF Fund and the Touchstone Moderate ETF Fund) and non-fundamental investment strategies and primary benchmarks.

The Advisor and Wilshire provided the Board with various written materials in advance of the Meeting to assist with the Board’s consideration of a new Sub-Advisory Agreement between the Advisor and Wilshire with respect to the Funds (the “New Sub-Advisory Agreement”). The Advisor provided written and oral information stating the basis for its recommendation to engage Wilshire and to transition the Funds to the proposed strategies. The information also included details regarding Wilshire’s: (a) investment philosophy and investment process; (b) investment management services proposed to be provided to the Funds; (c) investment management personnel; (d) operating history, infrastructure and financial condition; (e) proposed sub-advisory fees that would be paid to Wilshire by the Advisor; and (f) reputation, expertise and resources as an investment advisor. The Board then discussed the written materials that the Board received before the Meeting and all other information that the Board received at the Meeting.

The Board, including the Independent Trustees, voting separately, unanimously determined that the proposal to approve the New Sub-Advisory Agreement for each Fund would be in the best interests of that Fund. In approving the New Sub-Advisory Agreement for each Fund, the Board considered various factors, among them: (1) the nature, extent, and quality of services to be provided by Wilshire to the Fund, including the personnel

44

Other Items (Unaudited) (Continued)

who would be providing such services; (2) Wilshire’s proposed compensation; (3) the Fund’s performance and the investment performance of Wilshire in managing Touchstone’s asset allocation fund-of-funds; and (4) the terms of the New Sub-Advisory Agreement. The Board’s consideration of these factors is summarized below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor and Wilshire regarding the services to be provided by Wilshire. The Board considered Wilshire’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Funds. The Board also took into consideration that the Advisor was satisfied with Wilshire’s in-house risk and compliance teams.

Wilshire’s Compensation. The Board took into consideration the financial condition of Wilshire and any direct and indirect benefits to be derived by Wilshire’s relationship with the Funds. In considering the anticipated level of profitability to Wilshire, the Board noted the proposed contractual undertaking of the Advisor to maintain the current levels of expense limitations for the Funds, that the proposed sub-advisory fees under the New Sub-Advisory Agreement would be paid by the Advisor out of the advisory fees that it receives from the Funds, and that the proposed sub-advisory fees were negotiated at arm’s length between the Advisor and Wilshire. As a consequence, the anticipated level of profitability to Wilshire from its relationship with the Funds was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider potential economies of scale in Wilshire’s management of each Fund to be a substantial factor in its consideration, although the Board noted that the proposed sub-advisory fee schedules contain breakpoints that would reduce the sub-advisory fee rate if Fund assets exceed specified levels.

Sub-Advisory Fees and Fund Performance. The Board considered that the Funds would pay advisory fees to the Advisor and that the Advisor would pay sub-advisory fees to Wilshire out of the advisory fee. The Board also compared Wilshire’s proposed sub-advisory fees to the sub-advisory fees paid to the incumbent sub-advisor, noting that, for each Fund, the proposed sub-advisory fee schedule with Wilshire was identical to the current sub-advisory fee schedule with the incumbent sub-advisor. The Board considered the amount of the advisory fee for each Fund to be retained by the Advisor and the amount to be paid to Wilshire, with respect to the various services to be provided by the Advisor and Wilshire. The Board also noted that the Advisor negotiated the sub-advisory fees with Wilshire at arm’s length. The Board also noted that identical expense caps were expected to remain in place for the Funds following the sub-advisor change.

The Board considered the Funds’ performance record under Todd’s management and the impact of the proposed investment strategy changes on the Funds’ exposures and relative performance. The Board also reviewed Wilshire’s investment performance, highlighting the firm’s expertise in strategic asset allocation. Based upon their review, the Trustees concluded that each Fund’s proposed sub-advisory fee was reasonable in light of the services to be provided by Wilshire.

Conclusion. The Board reached the following conclusions regarding the New Sub-Advisory Agreement: (a) Wilshire is qualified to manage each Fund’s assets in accordance with such Fund’s investment goal and policies; (b) Wilshire maintains an appropriate and effective compliance program; (c) each Fund’s proposed sub-advisory fee is reasonable in relation to the services to be provided by Wilshire; and (d) Wilshire’s proposed investment strategies are appropriate for pursuing the investment goal of the Funds. In considering the approval of the New Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. Based on its conclusions, the Board determined that approval of the New Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

45

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PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

47

TSF-1006-TVST-SAR-1606

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Variable Series Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	8/24/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	8/24/2016

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	8/24/2016

* Print the name and title of each signing officer under his or her signature.